N-4	Aug. 10, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	Aug. 10, 2026
Amendment Flag	false
New York Life Flexible Premium Variable Annuity III | Annual Death Benefit Reset (ADBR) Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	For policies issued prior to August 10, 2026, only available at time of application to policyowners aged 75 or younger. For policies issued on or after August 10, 2026, only available at time of application to policyowners aged 80 or younger.
Operation of Benefit [Text Block]	For policies issued prior to August 10, 2026, the ADBR Rider was available only at time of application, in jurisdictions where approved, to policyowners aged 75 or younger; for policies issued on or after August 10, 2026, the ADBR Rider is available only at time of application, in jurisdictions where approved, to policyowners aged 80 or younger.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the ADBR Rider works and how the ADBR Reset Value Proportional Reductions is calculated for an owner who is age 63. The current annual rider charge is 0.25% (for policies applied for on or after May 1, 2016 to policyowners aged 75 or younger at the time the application is signed) of the ADBR Reset Value as of the last Policy Anniversary, deducted quarterly.
New York Life Flexible Premium Variable Annuity III | ADBR Rider Charge age 75 or younger
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
New York Life Flexible Premium Variable Annuity III | ADBR Rider Charge age 76 to 80
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Flexible Premium Variable Annuity III | Accidental Death Benefit Rider
Item 3. Key Information [Line Items]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the ADBR Reset Value (for policyowners aged 75 or younger at the time the application was signed).